Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables provide additional compensation information regarding our NEOs, prepared in accordance with the SEC's pay versus performance disclosure regulations for fiscal years 2024, 2023, 2022, and 2021.

Pay Versus Performance (PVP) Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid (CAP) to PEO(1)	Average SCT Total for Non-PEO NEOs(2)	Average CAP to Non-PEO NEOs(3)	Neogen TSR	S&P MidCap 400 Health Care Index TSR	Net Income (in millions)	Adjusted EBITDA (Company Selected Measure) (in millions)

2024	$7,221,352	$4,499,416	$2,991,286	$2,366,175	$36.9	$109.4	$(9.4)	$213.2
2023	5,325,174	4,853,105	1,327,952	1,251,767	49.1	105.5	(20.9)	205.1
2022	4,315,427	2,315,621	1,220,774	727,779	74.3	110.8	48.3	115.4
2021	2,507,046	4,575,029	714,856	1,226,880	129.6	129.8	60.9	104.2
(1)
Amounts reported reflect CAP for Mr. Adent, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Adent during the applicable year. The adjustments below were made to Mr. Adent’s total compensation for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

CEO SCT Total to CAP Reconciliation

Year	SCT Total	Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid

2024	$7,221,352	$6,000,000	$3,278,064	$4,499,416
2023	5,325,174	4,000,000	3,527,931	4,853,105
2022	4,315,427	2,925,547	925,741	2,315,621
2021	2,507,046	1,662,618	3,730,601	4,575,029
a)
The following table details the amounts deducted or added in calculating the equity award adjustments for our CEO, as computed in accordance with Item 402(v). The valuation assumptions used to calculate equity award fair values did not materially differ from those disclosed at the time of grant.

CEO Equity Component of CAP

Year	Awards Granted During Current Fiscal Year and Unvested at End of Year	Awards Granted in Prior Fiscal Year(s) and Unvested at End of Year	Awards Granted in Prior Fiscal Year(s) and Vested During Current Fiscal Year	Equity Adjustment Included in CAP

2024	$4,787,158	$(1,363,377)	$(145,717)	$3,278,064
2023	5,647,124	(1,100,298)	(1,018,895)	3,527,931
2022	2,731,035	(1,731,231)	(74,063)	925,741
2021	2,658,177	1,029,084	43,340	3,730,601
(2)
Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Adent) for each corresponding year. The names of each of the other NEOs (excluding Mr. Adent) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2024, Douglas Jones, David Naemura, and Amy Rocklin; (ii) for fiscal 2023, Douglas Jones, Steven Quinlan, Jason Lilly, David Naemura, and Amy Rocklin; and (iii) for fiscal 2022 and fiscal 2021, Douglas Jones, Steven Quinlan, Jason Lilly, and Jerome Hagedorn
(3)
Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Adent), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Adent) during the applicable year. The adjustments below were made for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

Average Other NEOs SCT Total to CAP Reconciliation

Year	SCT Total	Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid

2024	$2,991,286	$2,300,000	$1,674,889	$2,366,175
2023	1,327,952	776,244	725,576	1,251,767
2022	1,220,774	673,894	180,899	727,779
2021	714,856	342,362	854,386	1,226,880
a)
The following table details the amounts deducted or added in calculating the equity award adjustments for our CEO, as computed in accordance with Item 402(v). The valuation assumptions used to calculate equity award fair values did not materially differ from those disclosed at the time of grant.

Average Other NEOs Equity Component of CAP

Year	Awards Granted During Current Fiscal Year and Unvested at End of Year	Awards Granted in Prior Fiscal Year(s) and Unvested at End of Year	Awards Granted in Prior Fiscal Year(s) and Vested During Current Fiscal Year	Equity Adjustment Included in CAP

2024	$1,830,083	$(128,113)	$(27,081)	$1,674,889
2023	1,060,429	(224,528)	(110,326)	725,576
2022	617,287	(408,559)	(27,828)	180,899
2021	530,239	296,954	27,193	854,386

PEO Total Compensation Amount	$ 7,221,352	$ 5,325,174	$ 4,315,427	$ 2,507,046
PEO Actually Paid Compensation Amount	$ 4,499,416	4,853,105	2,315,621	4,575,029
Adjustment To PEO Compensation, Footnote
(1)
Amounts reported reflect CAP for Mr. Adent, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Adent during the applicable year. The adjustments below were made to Mr. Adent’s total compensation for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	$ 2,991,286	1,327,952	1,220,774	714,856
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,366,175	1,251,767	727,779	1,226,880
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Adent) for each corresponding year. The names of each of the other NEOs (excluding Mr. Adent) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2024, Douglas Jones, David Naemura, and Amy Rocklin; (ii) for fiscal 2023, Douglas Jones, Steven Quinlan, Jason Lilly, David Naemura, and Amy Rocklin; and (iii) for fiscal 2022 and fiscal 2021, Douglas Jones, Steven Quinlan, Jason Lilly, and Jerome Hagedorn
(3)
Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Adent), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Adent) during the applicable year. The adjustments below were made for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return

2. Compensation Actually Paid (CAP) versus Neogen TSR

The graph below compares Neogen’s Total Shareholder Return (TSR) to the CEO’s and Other NEOs’ Compensation Actually Paid (CAP) for the four fiscal years beginning with 2021. As shown in the graph, the CAP to the CEO and increased in 2023 before declining in 2024, while CAP to Other NEOs increased in 2023 and 2024, primarily reflecting the completion of the merger with the former 3M Food Safety Division and the resulting increase in size and complexity of the Company.

Compensation Actually Paid vs. Net Income

3. CAP versus Net Income

The graph below compares Neogen’s net income to the CEO’s and Other NEOs’ Compensation Actually Paid (CAP) for the four fiscal years beginning with 2021. Net income declined in 2023, primarily as a result of transaction costs, the amortization of acquired intangibles and interest expense incurred on debt related to the merger with the former 3M Food Safety Division, before increasing in 2024. CAP to the CEO increased in 2023 before declining in 2024, while CAP to Other NEOs increased in 2023 and 2024. Neogen does not use net income as a metric in the determination of executive compensation.

Compensation Actually Paid vs. Company Selected Measure

4. CAP versus Adjusted EBITDA (Company Selected Measure)

The graph below compares Neogen’s Adjusted EBITDA to the CEO’s and Other NEOs’ Compensation Actually Paid (CAP) for the four fiscal years beginning with 2021. Management defines Adjusted EBITDA as EBITDA, adjusted for share-based compensation, certain transaction fees and expenses and other non-recurring charges. Adjusted EBITDA increased each year, most notably in 2023 due to the merger with the former 3M Food Safety Division. CAP to the CEO increased in 2023 before declining in 2024, while CAP to Other NEOs increased in 2023 and 2024. While the Company uses other financial and non-financial performance measures in its compensation programs, Neogen has determined that Adjusted EBITDA is the most important performance measure used to link CAP to the CEO and Other NEOs in 2024 to the performance of the Company.

CEO Pay Ratio

In accordance with the requirements of Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(u) of Regulation S-K, we are required to disclose the ratio of our median employee’s annual total compensation to the annual total compensation of our CEO. Mr. Adent has been the CEO of the Company since 2017, and served as CEO on May 31, 2024, the determination date of the median employee compensation.

The annual compensation used for this analysis included each element of compensation listed in the Summary Compensation Table in this Proxy. We annualized the total compensation for any employee on the payroll at May 31, 2024, who was not employed for all of fiscal 2024. We then ranked all of our employees (except for Mr. Adent) in terms of total compensation from highest to lowest, and identified the employee that ranked as the median. Following this methodology, the components of our pay ratio disclosure for fiscal 2024 were reasonably estimated as follows:

•
The median of the total annual compensation for all of our employees, excluding Mr. Adent, was $49,064;
•
Mr. Adent’s total compensation was $7,221,352;
•
The ratio of Mr. Adent’s compensation to the compensation of the median employee was 147:1.

The Pay Ratio disclosure presented above is a reasonable estimate. Because the SEC rules for identifying the median employee and calculating the pay ratio allow companies to use different methodologies, exemptions, estimates and assumptions, the Pay Ratio Disclosure may not be comparable to the ratio reported by other companies.

Director Compensation

This table sets forth information regarding compensation paid during fiscal 2024 to directors who were not employees.

Name	Fees Earned or Paid in Cash	Stock Awards (1)	Option Awards ($)	Total

William T. Boehm, Ph.D.	$82,500	$82,500	$82,500	$247,500
James C. Borel	105,000	82,500	82,500	270,000
Jeffrey D. Capello	72,500	82,500	82,500	237,500
Ronald D. Green, Ph.D.	77,500	82,500	82,500	242,500
Aashima Gupta	70,000	82,500	82,500	235,000
Raphael A. Rodriguez	70,000	82,500	82,500	235,000
James P. Tobin	81,250	82,500	82,500	246,250
Catherine E. Woteki, Ph.D.	73,750	82,500	82,500	238,750

(1)
Calculations use grant-date fair value based on Codification Topic 718 for the fiscal 2024 equity-based grants. For purpose of this disclosure, the calculations do not attribute the compensation cost to the requisite vesting period. For information on valuation assumptions for the option grants, see “Compensation Discussion and Analysis—Compensation Elements—Long-term Incentive Compensation.”

The outstanding equity awards held by each non-employee director as of May 31, 2024, were:

	Outstanding at May 31, 2024
Name	RSU Awards	Option Awards

William T. Boehm, Ph.D.	6,968	66,667
James C. Borel	6,968	58,501
Jeffrey D. Capello	6,212	18,416
Ronald D. Green, Ph.D.	6,968	62,947
Aashima Gupta	6,212	18,416
Raphael A. Rodriguez	6,968	25,167
James P. Tobin	6,968	58,501
Catherine E. Woteki, Ph.D.	6,968	25,167

Non-employee directors receive an annual retainer of $55,000 (paid quarterly), with the Chair of the Board paid an additional $55,000. Members of the Governance, Compensation, and Science, Technology, and Innovation committees are paid $7,500 annually for such committee service, while members of the Audit Committee receive $10,000 annually. The Chairs of the Governance, Compensation, and Science, Technology, and Innovation committees are paid an additional $7,500 annually for their service in those Chair roles, while the Chair of the Audit Committee is paid an additional $10,000 annually.

Board members receive an additional $165,000 in equity-based compensation, split equally between non-qualified options to purchase Company stock, with three-year ratable vesting and seven-year lives, and RSUs, with three-year ratable vesting. These awards are granted on the date of election to, or commencement of annual service on, the Board. In all cases, grant prices are equal to the closing price on the day of the grant. The Company does not reprice options and does not “reload”—which means the recipient is only able to exercise the number of shares in the original stock option grant.

Equity Compensation Plan Information

The following table shows the number of shares of common stock issuable upon the exercise of outstanding stock options and RSUs, the weighted average exercise price of outstanding stock options and RSUs, and the number of shares of common stock remaining available for future issuance, excluding shares of common stock issuable upon exercise of outstanding stock options or RSUs, in each case as of May 31, 2024.

Plan Category	Securities to be issued upon exercise of outstanding options	Weighted-average exercise price of outstanding options	Securities remaining available for future issuance under equity compensation plans
Equity compensation plans approved by security holders	4,936,347	$20.41	17,524,971
Equity compensation plans not approved by security holders	-	-	-
Total	4,936,347	$20.41	17,524,971

Audit Committee Report

The information contained in this report shall not be deemed to be “soliciting material” or “filed” or incorporated by reference in future filings with the SEC, or subject to the liabilities of Section 18 of the Securities Exchange Act of 1934, except to the extent that we specifically incorporate it by reference into a document filed under the Securities Act of 1933 or the Securities Exchange Act of 1934.

The Audit Committee has met with management and the independent auditors to review and discuss the Company’s audited consolidated financial statements as of and for the fiscal year ended May 31, 2024.

The Audit Committee obtained from the independent auditors the written disclosures and the letter required by applicable provisions of the Public Company Accounting Oversight Board regarding their independence. The Audit Committee has also discussed with the Company’s auditors any relationships that may impact their objectivity and independence and satisfied itself as to the auditors’ independence.

The Audit Committee has reviewed and discussed with the independent auditors all communications required by generally accepted auditing standards, including those described in Auditing Standard No. 16, as amended, and adopted by the Public Company Accounting Oversight Board. The Audit Committee also discussed, with and without management present, the results of the independent auditors’ examination of the Company’ consolidated financial statements.

Based on the reviews and discussions referred to above, the Audit Committee has recommended to the Board of Directors that the consolidated financial statements referred to above be included in the Annual Report on Form 10-K for the fiscal year ended May 31, 2024.

Submitted by:

William T. Boehm, Ph.D. (Chair)

James C. Borel

Jeffrey D. Capello

James P. Tobin

Members of the Audit Committee

Additional Information

Shareholder Proposals and Nominations for the 2025 Annual Meeting

Shareholder proposals intended to be presented at the 2025 Annual Meeting of shareholders and that a shareholder would like to have included in the proxy statement and form of proxy relating to that meeting must be received by the Company at its principal executive offices at 620 Lesher Place, Lansing, Michigan 48912 for consideration no later than May 16, 2025, to be considered for inclusion in the proxy statement and form of proxy related to that meeting. Such proposals of shareholders should be made in accordance with Rule 14a-8 under the Securities Exchange Act of 1934.

Under the Company’s Bylaws, proposals of shareholders intended to be submitted to a formal vote (other than proposals to be included in our proxy statement) at the 2025 Annual Meeting may be made only by a shareholder of record who has given notice of the proposal to the Secretary of the Company at our principal executive offices no earlier than 120 days and no later than 90 days prior to the anniversary of the preceding year’s Annual Meeting; provided, however that in the event that the date of the Annual Meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary date, notice by the shareholder to be timely must be given no earlier than 120 days prior to such Annual Meeting and no later than 90 days prior to such Annual Meeting or the 10th day following the day on which public announcement of the date of such meeting is first made by the Company. The notice must contain certain information as specified in our Bylaws. In addition, shareholders who intend to solicit proxies in support of director nominees other than the Company’s nominees must also comply with the additional requirements of Rule 14a-19(b) of the Exchange Act, to the extent applicable. Assuming that our 2025 Annual Meeting is not advanced by more than 30 days or delayed by more than 60 days from the anniversary date of the 2024 Annual Meeting, we must receive notice of an intention to introduce a nomination or other item of business at the 2025 Annual Meeting after June 26, 2025, and no later than July 26, 2025.

Delinquent Section 16(a) Reports

Section 16(a) of the Exchange Act requires directors, certain specified officers, and beneficial owners of more than 10% of the Company’s common stock to file reports with respect to changes in their beneficial ownership of common stock. During fiscal 2024, based solely on review of the insiders' forms filed with the SEC during the fiscal year and written representations made by the directors and officers, none of the directors, officers, or 10% shareholders of the Company failed to comply with the requirements of Section 16(a), except as follows: There were late Form 4's filed on behalf of our NEO's and directors related to their annual grant of stock options and RSU awards. The Form 4's were filed on the third business day subsequent to the grants.

Other Actions

At this time, no other matter other than those referred to above is known to be brought before the Annual Meeting. If any additional matter(s) should properly come before the Annual Meeting, it is the intention of the persons named in the enclosed proxy to vote said proxy in accordance with their judgment on such matter(s).

Notice of Internet Availability of Proxy Materials

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be held on October 24, 2024. See http://www.neogen.com/en/investor-information for a copy of the 2024 Proxy Statement and Annual Report.

Householding of Annual Meeting Materials

Some banks, brokers, and other nominee record holders may be participating in the practice of “householding” proxy statements and annual reports. This means that only one copy of this Proxy Statement may have been sent to multiple shareholders in your household. If you would prefer to receive separate copies of our Proxy Statement or the Annual Report on Form 10-K either now or in the future, please contact your bank, broker or other nominee.

Expenses of Solicitation

The cost of solicitation of proxies for the Annual Meeting is being paid by the Company. In addition to solicitation by mail, proxies may be solicited by officers, directors and regular employees of the Company personally, by telephone or other means of communication. The Company will, upon request, reimburse brokers and other nominees for their reasonable expenses in forwarding the proxy material to the beneficial owners of the stock held in street name by such persons.

By Order of the Board,

Amy M. Rocklin

Corporate Secretary

September 13, 2024

NEOGEN CORPORATION NEOGEN CORPORATION ATTN: AMY M. ROCKLIN 620 LESHER PLACE LANSING, MI 48912 SCAN TO VIEW MATERIALS & VOTE VOTE BY INTERNET Before The Meeting - Go to www.proxyvote.com or scan the QR Barcode above Use the Internet to transmit your voting instructions and for electronic delivery of information. Vote by 11:59 p.m. Eastern Time on October 23, 2024 for shares held directly and by 11:59 p.m. Eastern Time on October 21, 2024 for shares held in a Plan. Have your proxy card in hand when you access the web site and follow the instructions to obtain your records and to create an electronic voting instruction form. During The Meeting - Go to www.virtualshareholdermeeting.com/NEOG2024 You may attend the meeting via the Internet and vote during the meeting. Have the information that is printed in the box marked by the arrow available and follow the instructions. VOTE BY PHONE - 1-800-690-6903 Use the Internet to transmit your voting instructions and for electronic delivery of information. Vote by 11:59 p.m. Eastern Time on October 23, 2024 for shares held directly and by 11:59 p.m. Eastern Time on October 21, 2024 for shares held in a Plan. Have your proxy card in hand when you access the web site and follow the instructions to obtain your records and to create an electronic voting instruction form. VOTE BY MAIL Mark, sign and date your proxy card and return it in the postage-paid envelope we have provided or return it to Vote Processing, c/o Broadridge, 51 Mercedes Way, Edgewood, NY 11717. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: V55702-P16651 KEEP THIS PORTION FOR YOUR RECORDS THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY NEOGEN CORPORATION For All Withhold All For All Except To withhold authority to vote for any individual nominee(s), mark "For All Except" and write the number(s) of the nominee(s) on the line below. The Board of Directors recommends you vote FOR the listed nominees: 1. Election of Directors Nominees: 01) James C. Borel 02) Jeffrey D. Capello 03) Ronald D. Green, Ph.D. The Board of Directors recommends you vote FOR the following proposals 2 and 3: For Against Abstain 2. To Approve, On An Advisory Basis, The Compensation of Named Executive Officers. 3. Ratification of Appointment of BDO USA P.C. as the Company’s Independent Registered Public Accounting Firm. NOTE: Such other business as may properly come before the meeting or any adjournment thereof. Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer. Signature [PLEASE SIGN WITHIN BOX] Date Signature (Joint Owners) Date

Important Notice Regarding the Availability of Proxy Materials for the Annual Meeting: The Notice and Proxy Statement and Annual Report are available at www.proxyvote.com. V55703-P16651 PROXY NEOGEN CORPORATION ANNUAL MEETING OF SHAREHOLDERS - OCTOBER 24, 2024 THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS The undersigned hereby appoints Amy M. Rocklin, with full power to appoint her substitutes, attorney and proxy to represent the shareholder and to vote and act with respect to all shares that the shareholder would be entitled to vote on all matters which come before the Annual Meeting of Shareholders of Neogen Corporation to be held at 10:00 AM, ET on October 24, 2024, virtually at www.virtualshareholdermeeting.com/NEOG2024, referred to above and at any adjournment of that meeting. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. IF THIS PROXY IS PROPERLY EXECUTED, THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATIONS ARE MADE, THE SHARES WILL BE VOTED FOR PROPOSALS 1 THROUGH 3 ON THIS PROXY. THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDERS ON ANY MATTER NOT OTHERWISE COVERED HEREBY, INCLUDING SUBSTITUTION OF DIRECTOR NOMINEES, WHICH MAY COME BEFORE THE MEETING. (Continued and to be signed on reverse side)

Total Shareholder Return Vs Peer Group

1. Total Shareholder Return (TSR): Neogen versus S&P 400 Health Care

The graph below assumes an initial investment of $100 on May 31, 2020, in Neogen common stock and the S&P MidCap 400 Health Care Index, and assumes dividends, if any, were reinvested. As shown in the graph, Neogen’s TSR was below the S&P MidCap 400 Health Care Index in 2022, 2023 and 2024. The companies included in the S&P MidCap 400 Health Care Index are not the same as those used in our compensation benchmarking.

Tabular List, Table

List of Most Important Measures

The four items listed below represent the most important metrics used to determine CAP for 2024 as further described in our Compensation Discussion & Analysis (CD&A) within the sections titled “Discretionary Annual Bonus” and “Long-Term Incentive Compensation:”

Performance Measure
Revenue
Core Revenue Growth
Gross Margin
Adjusted EBITDA

Total Shareholder Return Amount	$ 36.9	49.1	74.3	129.6
Peer Group Total Shareholder Return Amount	109.4	105.5	110.8	129.8
Net Income (Loss)	$ (9,400,000)	$ (20,900,000)	$ 48,300,000	$ 60,900,000
Company Selected Measure Amount	213,200,000	205,100,000	115,400,000	104,200,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Core Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Reported Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,000,000)	$ (4,000,000)	$ (2,925,547)	$ (1,662,618)
PEO | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,278,064	3,527,931	925,741	3,730,601
PEO | Awards Granted During Current Fiscal Year and Unvested at End of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,787,158	5,647,124	2,731,035	2,658,177
PEO | Awards Granted in Prior Fiscal Year(s) and Unvested at End of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,363,377)	(1,100,298)	(1,731,231)	(1,029,084)
PEO | Awards Granted in Prior Fiscal Year(s) and Vested During Current Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,717)	(1,018,895)	(74,063)	43,340
Non-PEO NEO | Reported Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,300,000)	(776,244)	(673,894)	(342,362)
Non-PEO NEO | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,674,889	725,576	180,899	854,386
Non-PEO NEO | Awards Granted During Current Fiscal Year and Unvested at End of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,830,083	1,060,429	617,287	530,239
Non-PEO NEO | Awards Granted in Prior Fiscal Year(s) and Unvested at End of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(128,113)	(224,528)	(408,559)	296,954
Non-PEO NEO | Awards Granted in Prior Fiscal Year(s) and Vested During Current Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (27,081)	$ (110,326)	$ (27,828)	$ 27,193